Trade and other current payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables	$ 303,380,168	$ 281,681,553
Trade and other non-current payables	12,413	541,783
Trade Accounts Payable Witholdings	52,071,225	52,643,786
Trade Accounts Payable Witholdings Non Current	0	0
Suppliers [Member]
Trade and other current payables	247,335,760	224,330,195
Trade and other non-current payables	0	0
Notes payable [Member]
Trade and other current payables	3,973,183	4,707,572
Trade and other non-current payables	12,413	541,783
Trade an other current payables [Member]
Trade and other current payables	251,308,943	229,037,767
Trade and other non-current payables	12,413	541,783
Withholdings payable [Member]
Trade and other current payables	52,071,225	52,643,786
Trade and other non-current payables	0	0
Total trade and other current payables [Member]
Trade and other current payables	303,380,168	281,681,553
Trade and other non-current payables	$ 12,413	$ 541,783